INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 8:-	INCOME TAXES

a.	Tax laws applicable to Alcobra Ltd. and the Subsidiary:

1.	Taxable income of Israeli companies is subject to tax at a rate of 25% in 2016 and a rate of 26.5% in 2015 and in 2014.

On January 5, 2016, the Israeli Parliament officially published the Law for the Amendment of the Israeli Tax Ordinance (Amendment 216), that reduces the corporate tax rate from 26.5% to 25%.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016, which reduces the corporate income tax rate to 24% effective from January 1, 2017 and to 23% effective from January 1, 2018.

2.
The Subsidiary is taxed under U.S. tax law. The federal tax rates applicable to the Company whose place of incorporation is within the United States are corporate (progressive) tax at the rate of up to 35%, excluding state tax, which rates depend on the state in which the Subsidiary conducts its business.

b.	Net operating losses carry forward:

Alcobra Ltd. has accumulated losses for tax purposes in Israel as of December 31, 2016 in the amount of approximately $ 72,000 which may be carried forward and offset against taxable income in the future for an indefinite period.

c.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2016	2015

Operating loss carry forward	$16,676	$12,791
Reserves and allowances	4,190	4,688

Deferred tax assets before valuation allowance	20,866	17,479
Valuation allowance	(20,866)	(17,479)

Net deferred tax assets	$-	$-

All deferred taxes are domestic. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carry forward and other temporary differences will not be realized in the foreseeable future.

d.	No liability for uncertain tax positions was recorded as of December 31, 2016 and 2015.

e.
The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowances in respect of deferred taxes due to the uncertainty of the realization of such deferred taxes.

f.	Net loss before taxes is comprised as follows:

	December 31,
	2016	2015	2014

Domestic (Israel)	$24,128	$19,003	$31,154
Foreign (U.S.)	402	395	1,697

	$24,530	$19,398	$32,851

g.	Taxes on income relate solely to the foreign Subsidiary.